Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	$ 10,069	$ 39,429
Fair Value	10,067	39,300
Vendors [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	5,007	13,378
Fair Value	5,007	13,378
Convertible Notes and Loans 3 [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	220	6,330	$ 3,051
Fair Value	220	6,290
Share-based Compensation [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount		15,440
Fair Value		15,440
VPP Acquisition [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	4,507	4,281
Fair Value	4,505	$ 4,192
Thalassa Holdings SA-business Acquisition [Member]
Note 18 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	335
Fair Value	$ 335